INCOME TAXES (Details - Reconciliation)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at statutory tax rate	21.00%	21.00%
State taxes	4.85%	4.85%
Other permanent items	(0.24%)	2.50%
Valuation allowance	(25.61%)	(28.35%)
Income tax expense	0.00%	0.00%